Pension and Other Post-Retirement Benefits - Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net obligation	$ (381,000,000)	$ (451,000,000)	$ (452,000,000)
Recognized a Merger-related Curtailment Gain	157,000,000
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net obligation	(1,797,000,000)	(1,831,000,000)	(1,698,000,000)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net obligation	1,416,000,000	1,380,000,000	$ 1,246,000,000
Pension [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Obligations arising from funded plans	(1,466,000,000)	(1,445,000,000)
Obligations arising from unfunded plans	(331,000,000)	(386,000,000)
Other [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net obligation	$ 0	$ 0